Business and Organization (Details)	12 Months Ended
	Mar. 31, 2021	Jul. 07, 2019	May 05, 2019	Aug. 03, 2018	Nov. 03, 2017	Oct. 09, 2014
Yu Han holding [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest						85.00%
Koulin Han holding [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest						15.00%
Hangzhou TaikexiDacheng Automotive Technology Service Co., Ltd [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest					60.00%
Guanpeng [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest				51.00%
Shengyuan [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest			49.00%
Dacheng Liantong [Member]
Business and Organization (Details) [Line Items]
Equity ownership interest		80.00%
Business Combination [Member]
Business and Organization (Details) [Line Items]
Description of equity ownership interests	Pursuant to the Agreement, Hangzhou Longyun agreed to transfer to Dao Wuxing 20% of the equity interests of its wholly-owned subsidiary DachengLiantong. In return, Dao Wuxing agreed to transfer to Hangzhou Longyun 100% of the equity interests of Shenzhen AipuHongfu Technology Co., Ltd. (“Shenzhen Aipu”) and Shenzhen ZhuoyueChuancheng Jewelry Co., Ltd. (“Shenzhen Zhuoyue”), both of which are limited liability companies organized under the laws of the PRC and wholly-owned subsidiaries of Dao Wuxing. Shenzhen Aipu and Shenzhen Zhuoyue hold 30% of equity interest and 70% of equity interest, respectively, in GuoRonghong Business Factoring Shenzhen Co. Ltd. (“GuoRonghong”), a limited liability company organized under the laws of the PRC.